Fees and Commissions Income	6 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
Fees and Commissions Income	FEES AND COMMISSIONS INCOME
Disaggregation of Contract Revenue
Details of fees and commissions income for the six months ended September 30, 2022 and 2023 are as follows:

	2022	2023
	(in millions)
Fees and commissions on deposits	¥27,784	¥18,310
Fees and commissions on remittances and transfers	73,627	73,427
Fees and commissions on foreign trading business	35,165	36,901
Fees and commissions on credit card business	111,697	120,071
Fees and commissions on security-related services	107,541	132,829
Fees and commissions on administration and management services for investment funds	133,070	150,525
Trust fees	66,832	62,724
Guarantee fees(1)	23,481	25,237
Insurance commissions	22,259	26,482
Fees and commissions on real estate business	21,984	22,347
Other fees and commissions(2)	164,202	212,405
Total	¥787,642	¥881,258

Notes:	(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.
The following is an explanation of the relationship with revenue information disclosed for each reportable segment.
These revenues from contracts with customers are related to various reportable segments disclosed in Note 17. The business segment information is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is primarily based on the financial information prepared in accordance with accounting principles generally accepted in Japan as adjusted in accordance with internal management accounting rules and practices. Further, the format and information as disclosed in Note 17 are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. For example, management does not use information on segments’ gross revenue to allocate resources and assess performance.
The majority of fees and commissions on deposits are attributable to Digital Service Business Group (“DS”) and Global Commercial Banking Business Group (“GCB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on remittances and transfers are attributable to DS, Retail & Commercial Banking Business Group (“R&C”), Japanese Corporate Investment Banking Business Group (“JCIB”) and Global Corporate Investment Banking Business Group (“GCIB”) with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on foreign trading business are attributable to DS, R&C, JCIB and GCIB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on credit card business are substantially attributable to DS.
The majority of fees and commissions on security-related services are from the business activities relevant to R&C, with JCIB and GCIB providing a smaller impact.
The business activities relevant to fees and commissions on administration and management services for investment funds are substantially attributable to Asset Management & Investor Service Business Group (“AM/IS”).
The business activities relevant to trust fees are attributable to R&C, JCIB, and AM/IS with no significant concentration in any particular segments.
The majority of insurance commissions are from the business activities relevant to DS, R&C, JCIB, and GCB with no significant concentration in any particular segments.
The business activities relevant to fees and commissions on real estate business are attributable to R&C and JCIB with no significant concentration in any particular segments.